DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

6. DISCONTINUED OPERATIONS

On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuanping for a total consideration of US$11,276 (RMB71,050) cash. Yuanping owns and operates one hydroelectric station located in the Fujian Province, the PRC. On the same day, an agreement was entered into between Yuanping and Yuheng whereby Yuanping is assigned a right to use 36.48% of the water generated by Yuheng’s dam and reservoir at nil consideration with immediate effect. The dam and reservoir legally owned by Yuheng had been utilized in power generation by both Yuanping and Yuheng historically.

As of December 31, 2011, Yuanping met the criteria for disposal group to be classified as held for sale in accordance with ASC 360-10. In addition, Yuanping has operations and cash flows that were clearly distinguished from the rest of the Group in accordance with ASC 205. Accordingly, the operating results of Yuanping have been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented. The assets and liabilities related to Yuanping have been presented as assets classified as held-for-sale and liabilities directly associated with the assets classified as held-for-sale, respectively, in accordance with ASC360-10 in the consolidated balance sheet as of December 31, 2011. The disposal date was March 2, 2012, which was the date the Company lost effective control over Yuanping.

On October 18, 2012, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuheng for a total consideration of US$21,269 (RMB134,000) cash. Yuheng owns and operates one hydroelectric station located in the Fujian Province, the PRC. The disposal date was October 31, 2012, which was the date the Company lost effective control over Yuheng. Accordingly, the operating results of Yuheng have been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented.

The breakdown of assets and liabilities attributable to discontinued operations as of each reporting date and the disposal dates and the results of discontinued operations for the years presented are as follows:

(a)   Assets of disposal group classified as held-for-sale

December 31
2011
US$
Cash and cash equivalents	11
Property, plant and equipment, net	17,376
Goodwill	3,214
Other intangible assets	587
Deferred tax assets	259
Other current assets	246
Total	21,693

(b)   Liabilities directly associated with the assets classified as held-for-sale

December 31
2011
US$
Long-term loans	10,475
Deferred tax liabilities, non-current	815
Current portion of long-term loans	476
Accrued expenses and other current liabilities	154
Total	11,920

In accordance with ASC 740, as it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of Yuanping, a tax liability of US$136 was recorded when the disposal group is classified as held for sale even though any capital gain tax expected upon disposal cannot be recognized until the sale is consummated. In March 2012, the tax liability was cleared when the disposal transaction was completed.

(c)   Assets and liabilities attributable to discontinued operations

The breakdown of assets and liabilities attributable to discontinued operations of Yuanping as of December 31, 2011 and the date of disposal on March 2, 2012 is as follows:

	December 31	March 2
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	11	56
Property, plant and equipment, net	17,376	17,304
Goodwill	3,214	3,219
Other intangible assets	587	617
Deferred tax assets	259	259
Other current assets	246	328
Total	21,693	21,783

Liabilities:
Long-term loans	10,475	10,489
Deferred tax liabilities, non-current	815	827
Current portion of long-term loans	476	477
Accrued expenses and other current liabilities	154	163
Total	11,920	11,956

The breakdown of assets and liabilities attributable to discontinued operations of Yuheng as of December 31, 2011 and the date of disposal on October 31, 2012 is as follows:

	December 31	October 31
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	33	472
Property, plant and equipment, net	19,004	18,509
Goodwill	23,445	23,448
Other intangible assets	1,966	1,916
Deferred tax assets	333	174
Other current assets	651	241
Total	45,432	44,760

Liabilities:
Long-term loans	8,729	7,301
Deferred tax liabilities, non-current	1,818	2,046
Current portion of long-term loans	15,553	14,920
Accrued expenses and other current liabilities	1,402	2,256
Other non-current liabilities	—	33
Total	27,502	26,556

(d)   Results of discontinued operations

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	8,495	4,737	4,661
Cost of revenues	(2,192)	(2,098)	(1,131)
General and administrative expenses	(274)	(226)	(176)
Interest income	393	2	2
Interest expense	(1,997)	(2,580)	(1,634)
Other (loss) income, net	(38)	(16)	3,543
Income tax expense	(152)	(101)	(1,358)
Net income (loss) from discontinued operations	4,235	(282)	3,907

The gain on disposal of US$1,819 and US$1,907 from the disposition of Yuanping and Yuheng, respectively, was included in “other (loss) income, net”.

(e)          No allocation of cash flows has been made between continuing and discontinued operations, as the cash flows provided by or used in the operating, investing and financing activities of the discontinued operations were insignificant.